Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Option Plan [Abstract]
Schedule of Stock Option Activity

Stock option activity during the six months ended June 30, 2026 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2025	14,162,648	$0.31	6.41	$2,541
Retroactive application of reverse recapitalization	(7,061,496)
Balance as of December 31, 2025	7,101,152	0.62	6.41	2,541
Options granted	357,965	2.17
Options exercised	(447,117)	0.30		1,107
Options cancelled	(423,460)	0.55
Balance as of June 30, 2026	6,588,540	$0.73	6.45	$14,952
Vested and expected to vest at June 30, 2026	6,588,540	$0.73	6.45	$14,952
Exercisable at June 30, 2026	4,563,093	$0.56	5.40	$11,136

Activity under the 2016 Plan and 2010 Plan consists of the following:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2023	10,589,851	$0.22	6.50	$954
Options granted	2,935,275	0.31
Options exercised	(266,799)	0.18		36
Options cancelled	(484,739)	0.25
Balance as of December 31, 2024	12,773,588	0.24	6.31	3,186
Options granted	4,039,029	0.49
Options exercised	(624,451)	0.21		176
Options cancelled	(2,025,518)	0.26
Balance as of December 31, 2025	14,162,648	0.31	6.41	2,541
Vested and expected to vest at December 31, 2025	14,162,648	0.31	6.41	2,541
Exercisable at December 31, 2025	9,370,813	$0.25	5.11	$2,290

Schedule of Fair Value Inputs of Stock Options Granted

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Expected term (in years)	6.1	6.1
Expected volatility	65.6%	64.9%
Risk-free rate	4.1%	4.1%
Dividend yield	—	—

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	2025	2024
Expected term (in years)	5.9	5.7
Expected volatility	65.0%	64.7%
Risk-free rate	4.1%	4.0%
Dividend yield	—	—

Schedule of Stock Based Compensation

The Company’s total stock-based compensation for the three and six months ended June 30, 2026 and 2025 was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cost of revenue	$16	$3	$34	$6
Research and development	13	14	24	25
Selling, general and administrative	122	89	218	258
Total stock-based compensation	$151	$106	$276	$289

The Company’s total stock-based compensation was as follows:

	2025	2024
Cost of revenue	$13	$14
Research and development	57	59
Selling, general and administrative	483	440
Total stock-based compensation	$553	$513